================================================================================

                           APPLETON EQUITY GROWTH FUND
                           ---------------------------


                                  ANNUAL REPORT
                                December 31, 2002


     Investment Adviser                                    Administrator
     ------------------                                    -------------
   APPLETON PARTNERS, INC.                        INTEGRATED FUND SERVICES, INC.
45 Milk Street, Eighth Floor                          221 East Fourth Street
      Boston, MA 02109                                       Suite 300
                                                       Cincinnati, OH 45202
                                                          1-877-712-7753

================================================================================

                                                                    January 2003

Dear Fellow Shareholder:

2002 proved to be yet another challenging year for the capital markets. Throughout the year, shareholders became increasingly focused on risks, as the possibility of war with Iraq, instability in the Middle East and North Korea, political conflict in Venezuela, the weak US dollar and corporate malfeasance fueled investor skepticism.

Fourth quarter performance improved, with strength seen across all industries. The S&P, Dow Jones and Nasdaq all finished the 3-month period in positive territory, signaling that we may in fact, be on our way to brighter days.

In spite of rising unemployment and high consumer debt, the growth rate of inflation-adjusted consumer spending remained positive. The extraordinary strength has been due to the continued high level of mortgage refinancing, thus creating additional disposable income for consumers.

2002 was also marked by investor and regulatory focus on accounting irregularities and inefficiencies. Adoption of the Sarbanes-Oxley Act was an initial step to clarify accounting procedures and reporting methods among America's corporations. This legislation, along with the new awareness amongst investors, should have a positive impact on business culture and practices in the years ahead.

The Fund began 2002 with emphasis in the Technology, Healthcare and Industrial sectors. Unfortunately, Technology, for the second straight year, under-performed and was responsible for the Fund's underperformance versus the S&P 500. For the year ended December 31, 2002, the Fund returned (31.75%) compared to (22.11%) for its benchmark, the S&P 500 Index, for the same period. During the year, we made efforts to reduce the Technology exposure while increasing the Finance, Healthcare, Consumer Discretion and Consumer Staples sectors. We feel that each of these sectors is poised to participate in an economic recovery, and the companies we hold are leaders within their respective industries.

Sectors that are historically viewed as defensive in times of economic turmoil did not provide their typical safe-havens during this particular cycle. Although there was some strength seen in the Consumer Staples and Materials areas, all sectors met obstacles at various times during the 12-month period. Below is a quick update of each sector for the year 2002:

     o The Healthcare sector came under pressure in the first half of the year due to vast patent expirations, lack of an FDA President and the slow drug approval process.
     o The Financial sector was, and still is, recognizing losses due to exposure to the energy and telecommunications industries. Also affecting the sector is the declining IPO and merger and acquisitions markets.

     o The Information Technology sector continued to be under pressure from stalled corporate capital spending, the delayed deployment of 3G technologies, price wars and inventory liquidation concerns.
     o The Telecommunications sector remained weak as corporations halted spending on 3G networks. The over-abundance of broadband lines became obsolete and consumer weariness of the sector intensified.
     o The power crisis in California, as well as continued investigation into online energy trading practices initiated by the downfall of Enron, hampered the Energy sector throughout 2002. Oil suffered from the pending threat of war with Iraq, turmoil in Venezuela and ongoing output discussions by OPEC.
     o The Utilities sector was hurt by the unusually cool summer we experienced in 2002 and continued pressure on earnings from a slower economy.
     o The Industrials sector performed well, with a flight to high-quality, large cap companies. Companies involved in defense did particularly well, with national security gaining importance and the threat of war with Iraq looming.
     o The Consumer Staples sector performed well with particular strength among large, international companies as the weaker dollar benefited foreign sales.
     o The Consumer Discretion sector was under pressure due to weak retail sales figures and concern about consumer confidence weakening.

As we embark on 2003, we are expecting some continued volatility from non-market specific events and investor weariness. However, we feel that the seeds for an economic recovery are planted, and that we should begin to see signs of stabilization in the coming quarters.

Very Truly Yours,


James I. Ladge, CFA
President

        Comparison of the Change in Value of a $10,000 Investment in the Appleton Equity Growth Fund and the S&P 500 Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                          12/31/02
                                                          --------
             Appleton Equity Growth Fund                   $ 5,160
             S&P 500 Index                                 $ 6,864

                        ---------------------------------
                           Appleton Equity Growth Fund
                          Average Annual Total Returns*

                           1 Year     Since Inception**
                          (31.75%)        (28.17%)
                        ---------------------------------

           Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

* The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
**   Fund inception was December 31, 2000.

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2002


  SHARES                                                              VALUE
  ------                                                              -----

             COMMON STOCKS -- 96.0%

             CONSUMER, CYCLICAL -- 17.2%
     5,500   Brinker International, Inc.*                          $    177,374
     3,250   Lowe's Companies, Inc.                                     121,875
     3,000   Mohawk Industries, Inc.*                                   170,850
     2,500   Pulte Homes, Inc.                                          119,675
     2,250   Wal-Mart Stores, Inc.                                      113,648
                                                                   ------------
                                                                        703,422
                                                                   ------------

             CONSUMER, NON-CYCLICAL -- 15.0%
     2,500   Apollo Group, Inc.*                                        110,000
     2,500   Avon Products, Inc.                                        134,675
     3,750   Church & Dwight Co., Inc.                                  114,113
     3,000   PepsiCo, Inc.                                              126,660
     1,500   Procter & Gamble Co.                                       128,910
                                                                   ------------
                                                                        614,358
                                                                   ------------

             ENERGY -- 7.2%
     4,400   Exxon Mobil Corp.                                          153,736
     3,500   Weatherford International Ltd.*                            139,755
                                                                   ------------
                                                                        293,491
                                                                   ------------

             FINANCIAL SERVICES -- 15.8%
     1,500   Bank of America Corp.                                      104,355
     3,500   Citigroup, Inc.                                            123,165
     4,500   FleetBoston Financial Corp.                                109,350
     3,000   Merrill Lynch & Co., Inc.                                  113,850
     3,000   State Street Corp.                                         117,000
     5,100   The BISYS Group, Inc.*                                      81,090
                                                                   ------------
                                                                        648,810
                                                                   ------------

             HEALTHCARE -- 21.1%
     1,500   Forest Laboratories, Inc.*                                 147,330
     2,750   Johnson & Johnson                                          147,703
     2,100   Lilly (Eli) & Co.                                          133,350
     3,400   Pfizer, Inc.                                               103,938
     6,500   Pharmaceutical Product Development, Inc.*                  190,254
     2,000   Quest Diagnostics, Inc.*                                   113,800
     2,000   Tenet Healthcare Corp.*                                     32,800
                                                                   ------------
                                                                        869,175
                                                                   ------------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2002


  SHARES                                                              VALUE
  ------                                                              -----

             INDUSTRIAL -- 8.0%
     4,000   Concord EFS, Inc.*                                    $     62,960
     6,500   Flextronics International Ltd.*                             53,235
     3,000   General Electric Co.                                        73,050
     2,250   United Technologies Corp.                                  139,365
                                                                   ------------
                                                                        328,610
                                                                   ------------

             TECHNOLOGY -- 11.7%
     8,000   Applied Materials*                                         104,239
     5,750   Check Point Software Tech*                                  74,578
     4,500   Cisco Systems*                                              58,950
     4,500   Intel Corp.                                                 70,065
     1,500   Microsoft Corp.*                                            77,550
     9,000   Stockeryale, Inc.*                                          13,950
     5,250   Texas Instruments, Inc.                                     78,803
                                                                   ------------
                                                                        478,135
                                                                   ------------

             TOTAL COMMON STOCKS                                   $  3,936,001
                                                                   ------------

             MONEY MARKET FUNDS -- 4.6%
   189,015   First American Treasury Fund                          $    189,015
                                                                   ------------

             TOTAL INVESTMENT SECURITIES-- 100.6%
               (Cost $5,189,471)                                   $  4,125,016

             LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.6%)             (25,995)
                                                                   ------------

             NET ASSETS-- 100.0%                                   $  4,099,021
                                                                   ============

(*)  Non-income producing security.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002



ASSETS
  Investment securities:
    At acquisition cost                                            $  5,189,471
                                                                   ============
    At value                                                       $  4,125,016
  Dividends receivable                                                    3,398
  Receivable for capital shares sold                                      5,647
  Receivable from Adviser                                                   118
                                                                   ------------
    TOTAL ASSETS                                                      4,134,179
                                                                   ------------

LIABILITIES
  Payable to affiliates                                                  13,000
  Other accrued expenses and liabilities                                 22,158
                                                                   ------------
    TOTAL LIABILITIES                                                    35,158
                                                                   ------------

NET ASSETS                                                         $  4,099,021
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $  7,084,041
Accumulated net realized losses from security transactions           (1,920,565)
Net unrealized depreciation on investments                           (1,064,455)
                                                                   ------------
NET ASSETS                                                         $  4,099,021
                                                                   ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                            793,736
                                                                   ============

Net asset value, offering price and redemption price per share     $       5.16
                                                                   ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                       For theYear Ended December 31, 2002


INVESTMENT INCOME
  Dividends                                                        $     43,679
                                                                   ------------

EXPENSES
  Investment advisory fees                                               46,651
  Accounting services fees                                               30,000
  Administrative services fees                                           24,000
  Transfer agent fees                                                    24,000
  Trustees fees                                                          18,953
  Professional fees                                                      17,038
  Distribution expenses                                                  11,663
  Postage and supplies                                                    8,650
  Custodian fees                                                          7,800
  Registration fees                                                       4,569
  Shareholder reports                                                     3,603
  Insurance expense                                                       3,325
  Pricing expense                                                         1,402
                                                                   ------------
    TOTAL EXPENSES                                                      201,654
  Fees waived and expenses reimbursed by the Adviser                   (131,733)
                                                                   ------------
    NET EXPENSES                                                         69,921
                                                                   ------------

NET INVESTMENT LOSS                                                     (26,242)
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
  Net realized losses from security transactions                     (1,536,380)
  Net change in unrealized appreciation/
    depreciation on investments                                        (262,969)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                    (1,799,349)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (1,825,591)
                                                                   ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the          For the
                                                               Year Ended       Year Ended
                                                              December 31,     December 31,
                                                                  2002             2001
                                                              ------------     ------------
FROM OPERATIONS
  Net investment loss                                         $    (26,242)    $    (18,674)
  Net realized losses from security transactions                (1,536,380)        (384,185)
  Net change in unrealized appreciation/
    depreciation on investments                                   (262,969)        (801,486)
                                                              ------------     ------------
Net decrease in net assets from operations                      (1,825,591)      (1,204,345)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      1,457,038        6,019,885
  Payments for shares redeemed                                    (314,340)        (133,626)
                                                              ------------     ------------
Net increase in net assets from capital share transactions       1,142,698        5,886,259
                                                              ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (682,893)       4,681,914

NET ASSETS
  Beginning of year                                              4,781,914          100,000
                                                              ------------     ------------
  End of year                                                 $  4,099,021     $  4,781,914
                                                              ============     ============

CAPITAL SHARE ACTIVITY
  Sold                                                             218,510          639,961
  Redeemed                                                         (57,585)         (17,150)
                                                              ------------     ------------
  Net increase in shares outstanding                               160,925          622,811
  Shares outstanding, beginning of year                            632,811           10,000
                                                              ------------     ------------
  Shares outstanding, end of year                                  793,736          632,811
                                                              ============     ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                       For the        For the
                                                      Year Ended     Year Ended
                                                     December 31,   December 31,
                                                        2002           2001(a)
                                                     ----------      ----------

Net asset value at beginning of year                 $     7.56      $    10.00
                                                     ----------      ----------

Loss from investment operations:
  Net investment loss                                     (0.03)          (0.03)
  Net realized and unrealized losses on investments       (2.37)          (2.41)
                                                     ----------      ----------
Total from investment operations                          (2.40)          (2.44)
                                                     ----------      ----------

Net asset value at end of year                       $     5.16      $     7.56
                                                     ==========      ==========

Total return                                            (31.75%)        (24.40%)
                                                     ==========      ==========

Net assets at end of year                            $4,099,021      $4,781,914
                                                     ==========      ==========

Ratio of gross expenses to average net assets (b)         4.32%           4.66%

Ratio of net expenses to average net assets               1.50%           1.50%

Ratio of net investment loss to average net assets       (0.56%)         (0.47%)

Portfolio turnover rate                                     56%             34%

(a)  The Fund commenced operations on December 31, 2000.

(b) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002


1.   SIGNIFICANT ACCOUNTING POLICIES

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a stock exchange or quoted by NASDAQ are valued at their last reported sales price on that day on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis as of December 31, 2002:

     Cost of portfolio investments                            $  5,189,471
                                                              ============
     Gross unrealized appreciation on investments             $    168,663
     Gross unrealized depreciation on investments               (1,233,118)
                                                              ------------
     Net unrealized depreciation on investments               $ (1,064,455)
     Capital loss carryforwards                                 (1,904,577)
     Post-October losses                                           (15,988)
                                                              ------------
     Total accumulated deficit                                $ (2,985,020)
                                                              ============

The Fund's capital loss carryforwards expire as follows: $254,452 and $1,650,126 on December 31, 2009 and 2010, respectively. The Fund elected to defer until its subsequent tax year $15,988 of capital losses incurred after October 31, 2002. These capital loss carryforwards and post-October losses may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts - As of December 31, 2002, the Fund reclassified $26,242 of net investment loss to paid-in capital on the Statement of Assets and Liabilities. Such reclassification has no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

For the year ended December 31, 2002,  cost of purchases and proceeds from sales
of  portfolio  securities,  other  than  short-term  investments,   amounted  to
$3,824,950 and $2,464,833, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY AGREEMENT
Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2002. For the year ended December 31, 2002, the Adviser waived $46,651 of advisory fees and reimbursed the Fund for $85,082 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current net assets, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2002, the Fund incurred $11,663 of distribution expenses under the Plan.

UNDERWRITING AGREEMENT
The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.

                           APPLETON EQUITY GROWTH FUND

                         CHANGE IN AUDITORS (UNAUDITED)

                                December 31, 2002


On November 7, 2002, PricewaterhouseCoopers LLP (PwC) was dismissed as independent auditor of the Appleton Equity Growth Fund and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst & Young as independent auditor was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees. PwC's report on the Fund's financial statements for the fiscal year ended December 31, 2001 did not contain an adverse opinion or a disclaimer of opinion, and was not modified or qualified as to uncertainty, audit scope or accounting principles. During the fiscal year, and through the date of PwC's dismissal, there were no disagreements between the Fund and PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such year.

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of the Appleton Equity Growth Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Appleton Equity Growth Fund (the "Fund") as of December 31, 2002, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights presented herein for the year ended December 31, 2001 for the Fund were audited by other auditors whose report dated February 20, 2002 expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Appleton Equity Growth Fund as of December 31, 2002, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernst & Young LLP
Cincinnati, Ohio
February 3, 2003

                           APPLETON EQUITY GROWTH FUND

                       MANAGEMENT OF THE TRUST (UNAUDITED)

                                December 31, 2002


Listed in the charts below is basic information regarding the Trustees and Officers of the Appleton Equity Growth Fund (the "Trust").

                                                                                                   NUMBER OF       OTHER
                                                                                                   PORTFOLIOS IN   DIRECTORSHIPS
                                                                                                   FUND COMPLEX    HELD BY TRUSTEE
                               CURRENT POSITION WITH TRUST    PRINCIPAL OCCUPATION(S)              OVERSEEN BY     OUTSIDE THE FUND
NAME/ADDRESS/AGE               AND LENGTH OF TIME SERVED      DURING LAST 5 YRS                    TRUSTEE         COMPLEX
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES*:
JAMES I. LADGE                 President, Trustee             Vice President, Appleton                   1                N/A
45 Milk Street, 8th Floor      (December 2000 - Present)      Partners, Inc.
Boston, MA 02109                                              (1993 - Present)
Age: 34

DOUGLAS C. CHAMBERLAIN         Trustee                        President, Appleton, Inc.                  1                N/A
45 Milk Street, 8th Floor      (December 2000 - Present)      (1998 - Present)
Boston, MA 02109
Age: 55

DISINTERESTED TRUSTEES:

JACK W. ABER                   Trustee                        Professor, Boston University               1        Director, Manager
Boston University School of    (December 2000 - Present)      (1972- Present)                                           Funds
   Management                                                                                                      Director, Third
595 Commonwealth Avenue                                                                                              Avenue Funds
Boston, MA 02215
Age: 65

JOHN M. CORNISH, ESQ.          Trustee                        Partner, Choate, Hall & Stewart            1        Director, Thompson
Choate Hall & Stewart          (December 2000 - Present)      (1985 - Present)                                       Steel Company
53 State Street
Boston, MA 02109
Age: 55

GRADY B. HEDGESPETH            President                      Trustee, Chief Investment Officer,         1                N/A
ICA Group                      (December 2000 - Present)      New Markets Equity Fund
One Harvard Street,                                           (March 2000 - Present);
Suite 200                                                     President, Fleet Development Ventures
Brookline, MA 02445                                           (April 1996 - January 2000)
Age: 47


OFFICERS:

Tina D. Hosking                Secretary                      Vice President and Associate General      N/A               N/A
221 East Fourth Street,        (December 2000 - Present)      Counsel, Integrated Fund Services, Inc.
Suite 300                                                     (February 200 - Present)
Cincinnati, OH 45202
Age: 34

Lisa R. Oliverio               Treasurer                      Manager, Financial Reporting,             N/A               N/A
221 East Fourth Street,        (December 2000 - Present)      Integrated Fund Services, Inc.
Suite 300                                                     (December 2000 - Present)
Cincinnati, OH 45202
Age: 33

* All Interested Trustees are such because of their interest in the investment adviser, as defined in the Investment Company Act of 1940.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-877-71-Apple.